Note 7 - Risk Management -Internal Rating Exposure (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subject to 12 month ECL [Member]
Disclosure of probability of default Line Items
Abridged Scale	91.0	91.7
Subject to 12 month ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default Line Items
Abridged Scale	5.5	9.6
Subject to 12 month ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default Line Items
Abridged Scale	6.3	10.8
Subject to 12 month ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default Line Items
Abridged Scale	14.6	6.3
Subject to 12 month ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default Line Items
Abridged Scale	24.5	20.9
Subject to 12 month ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default Line Items
Abridged Scale	24.5	30.1
Subject to 12 month ECL [Member] | 194 to 1.061 [Member]
Disclosure of probability of default Line Items
Abridged Scale	14.0	12.2
Subject to 12 month ECL [Member] | 1.061 to 2.121 [Member]
Disclosure of probability of default Line Items
Abridged Scale	1.4	1.6
Subject to 12 month ECL [Member] | 2.121 to 4.243 [Member]
Disclosure of probability of default Line Items
Abridged Scale	0.4	0.2
Subject to life time ECL [Member]
Disclosure of probability of default Line Items
Abridged Scale	9.0	8.3
Subject to life time ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default Line Items
Abridged Scale	-	-
Subject to life time ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default Line Items
Abridged Scale	-	0.1
Subject to life time ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default Line Items
Abridged Scale	0.2	-
Subject to life time ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default Line Items
Abridged Scale	0.8	0.4
Subject to life time ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default Line Items
Abridged Scale	1.6	1.8
Subject to life time ECL [Member] | 194 to 1.061 [Member]
Disclosure of probability of default Line Items
Abridged Scale	3.6	3.6
Subject to life time ECL [Member] | 1.061 to 2.121 [Member]
Disclosure of probability of default Line Items
Abridged Scale	1.2	1.2
Subject to life time ECL [Member] | 2.121 to 4.243 [Member]
Disclosure of probability of default Line Items
Abridged Scale	1.5	1.2